Post-employment Benefits - Summary of Defined Benefit Obligation and Fair Value of Plan Assets (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	R$ 487	R$ 540	R$ 480
Interest on actuarial obligation	52,490	45,567	45,601
Actuarial (gain) loss arising from financial assumptions	183,156	58,250	(211,030)
Actuarial loss (gain) arising from experience adjustment	(77,112)	(30,267)	1,216
Actuarial loss arising from demographic assumptions		(14)
Employer contributions	(217)	(214)	(215)
Net defined benefit liability	669,285	728,548	704,642
Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	1,249,156	1,249,630	1,012,792
Current service cost	487	540	480
Interest on actuarial obligation	88,299	89,253	91,849
Actuarial (gain) loss arising from financial assumptions	(183,159)	(58,250)	211,030
Actuarial loss (gain) arising from experience adjustment	77,111	30,267	(1,216)
Actuarial loss arising from demographic assumptions		14
Benefit payments	(70,201)	(62,298)	(65,305)
Ending balance	1,161,693	1,249,156	1,249,630
Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	(520,608)	(544,988)	(433,174)
Interest on actuarial obligation	(35,809)	(38,452)	(39,299)
Return on investments in the year (excluding interest income)	24,143	34,370	(105,417)
Employer contributions	(30,336)	(33,836)	(32,403)
Benefit payments	70,202	62,298	65,305
Ending balance	R$ (492,408)	R$ (520,608)	R$ (544,988)